Share-Based Compensation - Summary of Activities for Restricted Shares Units (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-employee directors | Restricted Share Units
SHARE-BASED COMPENSATION
Granted (in shares)	0	0	0